Fees Summary	Feb. 20, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The amended prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 1,366,000.00
Final Prospectus	true